Provisions for pensions and similar obligations (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Similar Obligations [Abstract]
Experience Plan	R$ (79,810)	R$ (303,396)	R$ (1,116,845)
Changes in Financial Assumptions	(376,949)	(380,285)	(537,952)
Changes in Financial Demographic	0	0	(379)
Gain (Loss) Actuarial - Obligation	(456,759)	(683,681)	(1,655,176)
Return on Investment, Return Unlike Implied Discount Rate	307,048	303,504	718,628
Gain (Loss) Actuarial - Asset	307,048	303,504	718,628
Changes in Surplus Uncollectible	R$ (52,604)	R$ 0	R$ 0